BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
BASIS OF PRESENTATION
BASIS OF PRESENTATION
BASIS OF PRESENTATION

Description of Business

Vantiv, Inc., a Delaware corporation, is a holding company that conducts its operations through its majority-owned subsidiary, Vantiv Holding, LLC (“Vantiv Holding”). Vantiv, Inc. and Vantiv Holding are referred to collectively as the “Company,” “Vantiv,” “we,” “us” or “our,” unless the context requires otherwise.

The Company provides electronic payment processing services to merchants and financial institutions throughout the United States of America. The Company markets its services through diverse distribution channels, including a direct sales force, relationships with a broad range of independent sales organizations (“ISOs”), merchant banks, value-added resellers and trade associations as well as arrangements with core processors.

Segments

The Company’s segments consist of the Merchant Services segment and the Financial Institution Services segment. The Company’s Chief Executive Officer (“CEO”), who is the chief operating decision maker (“CODM”), evaluates the performance and allocates resources based on the operating results of each segment. Below is a summary of each segment:

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Merchant Services—Provides merchant acquiring and payment processing services to large national merchants, regional and small-to-mid sized businesses. Merchant services are sold to small to large businesses through both direct and indirect distribution channels. Merchant Services includes all aspects of card processing including authorization and settlement, customer service, chargeback and retrieval processing and interchange management.

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Financial Institution Services—Provides card issuer processing, payment network processing, fraud protection, card production, prepaid program management, automated teller machine (“ATM”) driving and network gateway and switching services that utilize the Company’s proprietary Jeanie personal identification number ("PIN") debit payment network to a diverse set of financial institutions, including regional banks, community banks, credit unions and regional PIN networks. Financial Institution Services also provides statement production, collections and inbound/outbound call centers for credit transactions, and other services such as credit card portfolio analytics, program strategy and support, fraud and security management and chargeback and dispute services.

Initial Public Offering and Reorganization Transactions

On March 21, 2012, Vantiv, Inc. completed the initial public offering (“IPO”) of its Class A common stock. Immediately prior to the consummation of the IPO, the Company executed several reorganization transactions, collectively referred to as the “Reorganization Transactions.” The Reorganization Transactions included, among other things, the following:

•	Amendment and restatement of Vantiv, Inc.’s certificate of incorporation to provide for Class A and Class B common stock (see Note 9 for further discussion of the Company’s capital stock);

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Reclassification of Vantiv, Inc.’s existing common stock into shares of Class A common stock and a 175.76 for 1 stock split of the Class A common stock, which has been retrospectively reflected within these consolidated financial statements;

•	Amendment and restatement of the Vantiv Holding Limited Liability Company Agreement and a 1.7576 for 1 split of the Class A units and Class B units of Vantiv Holding;

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Execution of an exchange agreement (the “Exchange Agreement”) among the Company and Fifth Third Bank, a subsidiary of Fifth Third Bancorp, and FTPS Partners, LLC, a wholly-owned subsidiary of Fifth Third Bank, collectively referred to as “Fifth Third,” to provide for a 1 to 1 ratio between the units of Vantiv Holding and the common stock of Vantiv, Inc., and the exchange of Class B units and Class C non-voting units of Vantiv Holding for Class A common stock of Vantiv, Inc. on a one-for-one basis, or, at Vantiv, Inc.’s option, for cash;

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Exchange of Class A and Class B units of Vantiv Holding held by JPDN Enterprises, LLC (“JPDN”), an affiliate of Charles D. Drucker, the Company’s CEO, for shares of Vantiv, Inc.’s Class A common stock;

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Execution of four tax receivable agreements (“TRAs”) with Vantiv Holding’s pre-IPO investors, which obligate the Company to make payments to such investors equal to 85% of the amount of cash savings, if any, in U.S. federal, state, local and foreign income tax that the Company realizes as a result of certain tax basis increases and net operating losses (“NOLs”) (see Note 4 for a discussion of the Company’s tax receivable agreements);

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Execution of a recapitalization agreement with Vantiv Holding’s pre-IPO investors, pursuant to which, among other things, the Company paid Fifth Third Bank a $15.0 million fee related to the modification of its consent rights under the Amended and Restated Vantiv Holding Limited Liability Company Agreement, which is reflected as a distribution to non-controlling interests within the accompanying consolidated statements of cash flows and equity for the nine months ended September 30, 2012. Additionally, the Company made a $40.1 million cash distribution to funds managed by Advent International Corporation (“Advent”), which is reflected as such in the accompanying statements of cash flows and equity for the nine months ended September 30, 2012; and

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Conversion of outstanding awards under the Vantiv Holding Management Phantom Equity Plan (“Phantom Equity Plan”) into unrestricted and restricted Class A common stock issued under the 2012 Vantiv, Inc. Equity Incentive Plan (“2012 Equity Incentive Plan”) (see Note 10 for a discussion of the Company’s share-based compensation plans).

In the IPO, Vantiv, Inc. issued and sold 29,412,000 shares of Class A common stock at a public offering price of $17.00 per share for net proceeds of $457.9 million after deducting underwriting discounts and commissions and other offering expenses, including $460.9 million from the IPO and $3.0 million accrued for offering costs associated with contractually obligated future offerings. The Company used the net proceeds to pay down a portion of the amount outstanding under its senior secured credit facilities. Vantiv, Inc. also issued 86,005,200 shares of Class B common stock, which give voting rights, but no economic interests, to Fifth Third. No proceeds were generated from the issuance of the Class B common stock. In connection with the exercise of the underwriters’ overallotment option, an additional 4,411,800 shares of Class A common stock were sold to the public at an offering price of $17.00 per share. Of the shares sold in the overallotment, 2,325,736 shares were sold by the selling stockholders and 2,086,064 shares were sold by Vantiv, Inc. Vantiv, Inc. used the net proceeds resulting from the shares it sold in the overallotment option to redeem an equivalent number of Class B units of Vantiv Holding held by Fifth Third pursuant to the Exchange Agreement. The Company did not receive any proceeds from the sale of shares by the selling stockholders.

On August 2, 2012, a secondary offering took place in which selling shareholders sold 14,064,500 shares of Vantiv Class A common stock at a price of $21.90 per share. The Company did not receive any proceeds from the sale of these shares.

Principles of Consolidation

The accompanying consolidated financial statements include the operations and accounts of the Company and all subsidiaries thereof and all intercompany balances and transactions have been eliminated upon consolidation.

As of September 30, 2012, Vantiv, Inc. and Fifth Third owned interests in Vantiv Holding of 60.53% and 39.47%, respectively. Prior to the IPO, Vantiv, Inc., Fifth Third and JPDN owned interests in Vantiv Holding of 50.93%, 48.93% and 0.14%, respectively. Also prior to the IPO, Vantiv, Inc. owned a majority interest in Transactive Ecommerce Solutions Inc. (“Transactive”) which was reorganized as a wholly-owned subsidiary of Vantiv, LLC immediately prior to the IPO for bank regulatory purposes. Vantiv, LLC is a wholly-owned subsidiary of Vantiv Holding.

The Company accounts for non-controlling interests in accordance with Accounting Standards Codification (“ASC”) 810, Consolidation. Non-controlling interests represent the minority shareholders’ share of net income or loss of and equity in Vantiv Holding. Net income attributable to non-controlling interests does not include expenses incurred directly by Vantiv, Inc., including income tax expense attributable to Vantiv, Inc. All of the Company’s non-controlling interests are presented after Vantiv Holding income tax expense or benefit in the consolidated statements of income as “Net income attributable to non-controlling interests.” Non-controlling interests are presented as a component of equity in the consolidated statements of financial position.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and should be read in conjunction with the Company’s 2011 audited financial statements and notes thereto included in the Company’s registration statement on Form S-1 (File no. 333-182802) (the “registration statement”) filed with the Securities and Exchange Commission (“SEC”). The accompanying consolidated financial statements are unaudited; however, in the opinion of management they include all normal recurring adjustments necessary for a fair presentation of the financial position of the Company as of September 30, 2012, the results of its operations for the three months and nine months ended September 30, 2012 and 2011 and cash flows and changes in shareholders’ equity for the nine months ended September 30, 2012 and 2011. The accompanying consolidated statement of financial position as of December 31, 2011 was derived from the Company’s 2011 audited financial statements included within the registration statement. Results of operations reported for interim periods are not necessarily indicative of results for the entire year.

Sponsorship

In order to provide electronic payment processing services, Visa, MasterCard and other payment networks require sponsorship of non-financial institutions by a member clearing bank. In June 2009, the Company entered into a ten-year agreement with Fifth Third Bank (the “Sponsoring Member”), to provide sponsorship services to the Company. Also, the Company has agreements with at least one other bank that provides the Company sponsorship into the card networks.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

1. BASIS OF PRESENTATION

Description of Business

        Vantiv, Inc., a Delaware corporation, is a holding company that conducts its operations through its majority-owned subsidiaries, Vantiv Holding, LLC ("Vantiv Holding") and Transactive Ecommerce Solutions Inc. ("Transactive"). Vantiv, Inc., Vantiv Holding and Transactive are referred to collectively as the "Company."

        The Company provides electronic payment processing services to merchants and financial institutions throughout the United States of America. The Company markets its services through diverse distribution channels, including a direct sales force, relationships with a broad range of independent sales organizations ("ISOs"), merchant banks, value-added resellers and trade associations as well as arrangements with core processors.

Segments

        The Company's segments consist of the Merchant Services segment and the Financial Institution Services segment. The Company's Chief Executive Officer ("CEO"), who is the chief operating decision maker ("CODM"), evaluates the performance and allocates resources based on the operating results of each segment. Below is a summary of each segment:

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  Merchant Services—Provides merchant acquiring and payment processing services to large national merchants, regional and small-to-mid sized businesses. Merchant services are sold to small to large businesses through both direct and indirect distribution channels. Merchant Services includes all aspects of card processing including authorization and settlement, customer service, chargeback and retrieval processing and interchange management.

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  Financial Institution Services—Provides card issuer processing, payment network processing, fraud protection, card production, prepaid program management, automated teller machine ("ATM") driving and network gateway and switching services that utilize the Company's proprietary Jeanie PIN debit payment network to a diverse set of financial institutions, including regional banks, community banks, credit unions and regional personal identification number ("PIN") networks. Financial Institution Services also provides statement production, collections and inbound/outbound call centers for credit transactions, and other services such as credit card portfolio analytics, program strategy and support, fraud and security management and chargeback and dispute services.

Principles of Consolidation

        The accompanying financial statements include the operations and accounts of the Company and all subsidiaries thereof. All intercompany balances and transactions with the Company's subsidiaries have been eliminated upon consolidation.

        Vantiv, Inc. owns a 50.93% interest in Vantiv Holding. Fifth Third Bank, an indirect wholly-owned subsidiary of Fifth Third Bancorp, FTPS Partners, LLC, a wholly-owned subsidiary of Fifth Third Bank, and JPDN Enterprises, LLC ("JPDN") an affiliate of Charles D. Drucker, the Company's CEO, own interests in Vantiv Holding of 44.52%, 4.41% and 0.14%, respectively. Vantiv, Inc., Fifth Third Financial Corporation, a wholly-owned subsidiary of Fifth Third Bancorp ("Fifth Third Financial"), and JPDN own interests in Transactive of 50.93%, 48.93% and 0.14%, respectively. See Note 9 for further discussion of interests in Vantiv Holding and Transactive.

        The Company accounts for non-controlling interests in accordance with Accounting Standards Codification ("ASC") 810, Consolidation. Non-controlling interests represent the minority shareholders' share of net income or loss of and equity in Vantiv Holding and Transactive. Net income attributable to non-controlling interests does not include expenses incurred directly by Vantiv, Inc., such as transaction costs incurred in connection with the acquisitions of Vantiv Holding and Transactive, losses related to put rights as discussed in Note 8 and income tax expense attributable to Vantiv, Inc. All of the Company's non-controlling interests are presented after Vantiv Holding and Transactive income tax expense or benefit in the statements of income as "Net income attributable to non-controlling interests." Non-controlling interests are presented as a component of equity in the statements of financial position and reflect the original investments by these non-controlling shareholders at fair value, the warrant held by Fifth Third Bank as discussed in Note 9 and the non-controlling interests' proportionate share of the earnings or losses of Vantiv Holding and Transactive, net of distributions.

Sale Transaction

        On June 30, 2009, Vantiv, Inc. acquired a majority interest in Vantiv Holding from Fifth Third Bank (the "Transaction"). Under the master investment agreement, Vantiv, Inc. acquired a 50.93% interest in Vantiv Holding. Fifth Third Bank retained a 48.93% interest, and JPDN acquired the remaining interest of 0.14%. In addition, Vantiv, Inc. acquired a 50.93% interest in Transactive. Fifth Third Financial retained a 48.93% interest in Transactive; and JPDN acquired the remaining interest of 0.14%.

        In conjunction with the Transaction, Fifth Third Bank received a warrant that allows Fifth Third Bank to purchase an incremental non-voting interest in Vantiv Holding. In connection with the Transaction, Vantiv, Inc. received put rights, exercisable by Vantiv, Inc., or Vantiv, Inc.'s stockholders, under certain circumstances, that if exercised obligate Fifth Third Bank to repurchase Vantiv, Inc.'s interest in Vantiv Holding. See Note 9 for additional disclosures regarding the warrant issued to Fifth Third Bank and Note 8 for additional disclosures related to Vantiv, Inc.'s put rights. Also, see Note 3 for a discussion of purchase accounting applied to the Transaction.

Basis of Presentation

        Prior to the Transaction, the Company's financial statements include the financial position, results of operations and cash flows of Vantiv Holding on a "carved-out" basis as it was operated as a business unit of Fifth Third Bank. Subsequent to the Transaction, the financial statements include the Company's consolidated financial position, results of operations and cash flows.

        The acquisition of a majority interest in Vantiv Holding and Transactive by Vantiv, Inc. was accounted for under the acquisition method of accounting in accordance with ASC 805, Business Combinations. The Company's accompanying consolidated financial statements and certain note presentations as of and for the periods ended subsequent to June 30, 2009 reflect a different basis of accounting from the accompanying combined financial statements, which were "carved-out" from Fifth Third Bancorp's consolidated financial statements for the six months ended June 30, 2009. Therefore, throughout these financial statements, the period ended June 30, 2009 has been labeled "Predecessor;" the periods ended subsequent to June 30 2009 are labeled "Successor." Where a particular disclosure, or portion thereof, is unique to the Predecessor or Successor Company, the Company is designated as such throughout these footnotes. The accompanying financial statements include a black line division which indicates that, in certain aspects, the Predecessor and Successor reporting entities are not comparable.

        The statements of equity presented herein have also been separately presented owing to the structural changes that occurred at the time of the Transaction. The Predecessor period presents a roll-forward of Fifth Third Bank's interest in the business unit, including net funding received from Fifth Third Bank. The non-cash contribution during the Successor period reflects the elimination of $670.2 million of parent company equity, the non-cash contribution by certain funds managed by Advent International Corporation ("Advent") of the ownership interest in Vantiv Holding and Transactive of $1,170.0 million (which includes $592.0 million attributable to non-controlling interests) and nominal expenses associated with the Transaction of approximately $4.1 million incurred by Advent on behalf of Vantiv, Inc. prior to the Transaction.

        The accompanying financial statements as of and for the six months ended June 30, 2009 are not necessarily indicative of the Predecessor Company had it been operated as stand-alone entity separate from Fifth Third Bank and may not be indicative of the future results of operations of the Company. Management believes the methodologies to allocate expenses to the Predecessor Company are reasonable and represent appropriate methods of determining the financial results of the Predecessor Company.

        The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Sponsorship

        In order to provide electronic payment processing services, Visa, MasterCard and other payment networks require sponsorship of non-financial institutions by a member clearing bank. In conjunction with the Transaction, the Company entered into a ten-year agreement with Fifth Third Bank (the "Sponsoring Member"), to provide sponsorship services to the Company. Also, the Company has agreements with additional third-party banks that provide the Company sponsorship into the card networks.

Use of Estimates

        The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Also, as discussed above and in Note 16, the accompanying statement of income for the six months ended June 30, 2009 includes allocations and estimates that are not necessarily indicative of the amounts that would have resulted if the Predecessor Company had been operating as a stand-alone entity during such periods.